Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		$ 5,494	$ 4,851	$ 4,447
Accretion expense associated with asset retirement obligations for nonregulated operations		(45)	(35)	(33)
Depreciation and amortization expenses		(1,842)	(1,721)	(1,714)
Impairment of goodwill (Note 17)		0	(187)	0
Equity earnings (losses) (Note 9)		608	328	375
Impairment of equity-method investments (Note 17)		0	(1,046)	(186)
Other investing income (loss) – net (Note 9)		7	8	107
Proportional Modified EBITDA Equity Method Investments		(970)	(749)	(746)
Interest Expense		(1,179)	(1,172)	(1,186)
(Provision) benefit for income taxes		(511)	(79)	(335)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0	0	(15)
Net income (loss)		1,562	198	714
Intersegment Eliminations [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Proportional Modified EBITDA Equity Method Investments		0	0	0
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		2,621	2,379	2,175
Proportional Modified EBITDA Equity Method Investments		(183)	(166)	(177)
Operating Segments [Member] | Northeast G And P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		1,712	1,489	1,314
Proportional Modified EBITDA Equity Method Investments		(682)	(473)	(454)
Operating Segments [Member] | West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		961	947	952
Proportional Modified EBITDA Equity Method Investments		(105)	(110)	(115)
Operating Segments [Member] | Gas & NGL Marketing Services
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	$ (112)	22	51	0
Proportional Modified EBITDA Equity Method Investments		0	0	0
Operating Segments [Member] | Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		178	(15)	6
Proportional Modified EBITDA Equity Method Investments		$ 0	$ 0	$ 0